Label	Element	Value
Alpha Architect Value Momentum Trend ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Alpha Architect Value Momentum Trend ETF
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Alpha Architect Value Momentum Trend ETF (VMOT)
(the “Fund”)
Listed on The Nasdaq Stock Market, LLC
January 13, 2025
Supplement to the Summary Prospectus,
Prospectus, and Statement of Additional Information,
each dated January 31, 2024 (each as previously supplemented)

IMPORTANT NOTICE REGARDING CHANGE IN NAME, TICKER SYMBOL, INVESTMENT OBJECTIVE, INVESTMENT POLICY, MANAGEMENT FEE, PRINCIPAL INVESTMENT STRATEGY, AND PRINCIPAL INVESTMENT RISKS
I.Fund Name and Ticker Symbol Changes – Important Notice Regarding Change in the Fund’s Name and Ticker Symbol
Effective January 31, 2025, the name of the Fund and its ticker symbol will change as follows:

Current Fund Name and Ticker	New Fund Name and Ticker (effective January 31, 2025 )
Alpha Architect Value Momentum Trend ETF (VMOT)	Alpha Architect Global Factor Equity ETF (AAVM)

Objective [Heading]	rr_ObjectiveHeading	Investment Objective Change – Important Notice Regarding Change in the Fund’s Investment Objective Effective January 31, 2025, the investment objective of the Fund will change as follows:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

Current Investment Objective	New Investment Objective (effective January 31, 2025 )
The Fund seeks long term capital appreciation while attempting to minimize market drawdowns.	The Fund seeks long term capital appreciation.

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the table or example.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Restated to reflect current fees and expenses.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	“Acquired Fund Fees and Expenses” are indirect fees and expenses that the Fund incurs from investing in other investment companies, including the Underlying Alpha Architect ETFs (as defined herein). Total Annual Fund Operating Expenses do not correlate to the expense ratios in the Fund’s Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund and exclude Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 for the time periods indicated and then hold or sell all of your Shares at the end of those periods. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the example.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies ChangesOn January 31, 2025, the Fund’s current principal investment strategies, as described under the heading “Fund Summary—Principal Investment Strategies” in the Fund’s Prospectus and Summary Prospectus, will be replaced in its entirety with the description below.PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is actively managed by Alpha Architect, LLC, the Fund’s investment sub-adviser (“Alpha Architect” or the “Sub-Adviser”). Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities.
The Fund is a “fund of funds,” meaning that it primarily invests its assets in the shares of other exchange-traded funds (“ETFs”), rather than in securities of individual companies. The Fund’s portfolio is composed primarily of four other ETFs sub-advised by the Sub-Adviser: Alpha Architect U.S. Quantitative Value ETF, Alpha Architect International Quantitative Value ETF, Alpha Architect U.S. Quantitative Momentum ETF, and Alpha Architect International Quantitative Momentum ETF (each, an “Underlying Alpha Architect ETF”). The Fund invests in value and momentum securities. Alpha Architect U.S. Quantitative Value ETF and Alpha Architect U.S. Quantitative Momentum ETF provide exposure to domestic equity securities, while Alpha Architect International Quantitative Value ETF and Alpha Architect International Quantitative Momentum ETF provide exposure to international equity securities.
The Underlying Alpha Architect ETFs can be grouped into ETFs that use a quantitative momentum investment strategy (Alpha Architect U.S. Quantitative Momentum ETF and Alpha Architect International Quantitative Momentum ETF, referred to as the “Momentum ETFs”) and those that use a quantitative value investment strategy (Alpha Architect U.S. Quantitative Value ETF and the Alpha Architect International Quantitative Value ETF, referred to as the “Value ETFs”). A “momentum” investment style emphasizes investing in securities that recently have had better recent total return performance compared to other securities. In contrast, a “value” investment style emphasizes investing in securities that based on quantitative analysis are considered undervalued compared to other securities.
The Sub-Adviser manages each of the Underlying Alpha Architect ETFs using a multi-step, quantitative, rules-based methodology to identify a portfolio of equity securities with the highest relative momentum (for the Momentum ETFs) or potential for capital appreciation (for the Value ETFs), as described below. Construction of each Momentum and Value ETF’s portfolio begins with a universe of stocks that principally trade on the applicable exchanges (e.g., either U.S. exchanges or exchanges in countries included in the MSCI EAFE Index). Each universe of stocks is then screened to, among other things, include the largest common stocks based on their market capitalization (e.g., above $1 billion). A liquidity screen is then employed to eliminate illiquid securities.
For the Momentum ETFs, the Sub-Adviser then eliminates companies with potential issues, and thereafter screens the remaining companies to identify those with the highest cumulative return for the past 12 months, excluding the last month. Last, the Sub-Adviser employs momentum quality screens to identify which of the remaining companies has experienced the most consistent positive returns during the 12-month period measured above. The Sub-Adviser will reallocate the Momentum ETFs’ portfolios on a periodic basis, generally each month.
For the Value ETFs, the second stage incorporates proprietary models to identify and exclude companies at risk of potential poor financial performance. The third stage employs a value-driven approach to identify the cheapest firms based on a proprietary value-centric metric similar to what is known as the “enterprise multiple,” a firm’s total enterprise value divided by earnings before interest and taxes (EBIT). Last, the Sub-Adviser employs an ensemble of quality screens, which consider metrics like current profitability, stability, and recent operational improvements. The Sub-Adviser will reallocate the Value ETFs’ portfolios on a periodic basis, generally each month.
The Sub-Adviser allocates the Fund’s portfolio across the four Underlying Alpha Architect ETFs using a proprietary model. The Fund will generally allocate more assets to an Underlying Alpha Architect ETF with higher relative momentum and fewer assets to an Underlying Alpha Architect ETF with lower relative momentum. As of September 30, 2024, the Fund was weighted as follows: 35.6% in the Alpha Architect U.S. Quantitative Momentum ETF; 29.9% in the Alpha Architect U.S. Quantitative Value ETF; 19.5% in the Alpha Architect International Quantitative Momentum ETF; and 14.6% Alpha Architect International Quantitative Value ETF.
Reallocations and Cash
The Fund’s portfolio will generally be reallocated quarterly, but the Sub-Adviser can reallocate more frequently, such as up to twice a month.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities.
Risk [Heading]	rr_RiskHeading	Principal Investment Risk Changes Effective January 31, 2025, the following changes will apply to the “Principal Investment Risks” section of the Summary Prospectus and Prospectus. •The following risks are deleted in their entirety: Hedging Risk - General, Hedging Model Risk, Derivatives Risk, and Short Sale Risk. •The final sentence of Underlying Alpha Architect ETFs Risk is deleted.
Supplement Closing [Text Block]	ck0001592900_SupplementClosingTextBlock	Please retain this Supplement for future reference.
Alpha Architect Value Momentum Trend ETF | Alpha Architect Value Momentum Trend ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	AAVM
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.05%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.36%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.41%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 42
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	132
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	230
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 518

[1]	Restated to reflect current fees and expenses.
[2]	“Acquired Fund Fees and Expenses” are indirect fees and expenses that the Fund incurs from investing in other investment companies, including the Underlying Alpha Architect ETFs (as defined herein). Total Annual Fund Operating Expenses do not correlate to the expense ratios in the Fund’s Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund and exclude Acquired Fund Fees and Expenses.